Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pending Litigation Spartech Class Action Lawsuits purported_class_action_lawsuit	Dec. 31, 2012 Pending Litigation Delaware Stockholder Actions purported_class_action_lawsuit	Dec. 31, 2012 Pending Litigation Missouri Federal Action [Member] purported_class_action_lawsuit	Feb. 28, 2011 SunBelt	Dec. 31, 2012 SunBelt
Loss Contingencies [Line Items]
Accrued probable future environmental expenditures	$ 75.4	$ 76.2
Reimbursement of previously incurred environmental costs	0.1	3.3	16.7
Remediation costs, payment period	30 years
Number of class action lawsuits				5	2	1
Debt Instrument Guarantee Assumed By Acquirer							$ 42.7	$ 30.5